Tax Sharing Liability Narrative (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Jan. 01, 2015	Dec. 31, 2013
Entity Information [Line Items]
Tax sharing liability, remaining payments	$ 87,300		$ 87,300		$ 96,171
Tax sharing liability, total	73,302		73,302		78,382	$ 78,382	$ 80,191
Accretion of interest expense	1,700	$ 2,300	3,800	$ 4,900	10,100
Tax sharing liability effect of tax rate change					2,500
Tax sharing liability, current	17,900		17,900		17,093
Tax sharing liability, non current	$ 55,415		$ 55,415		$ 61,289